As filed with the Securities and Exchange Commission on March 11, 2025
1933 Act Registration No.333-261613
1940 Act Registration No.811-23761
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	[ ] [ ]
Post-Effective Amendment No.	[X] [30]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	[X] [31]

(Check appropriate box or boxes)
NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Name and Address of Agent for Service)
With copies to:
Stacy L. Fuller, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
     immediately upon filing pursuant to paragraph (b)
 X    on  April 11, 2025 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 30 (“Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate April 11, 2025 as the new effective date for Post-Effective Amendment No. 27 filed pursuant to Rule 485(a) under the Securities Act on December 27, 2024. This Amendment relates solely to Neuberger Berman Equity Income Plus ETF (the “Fund”), a series of Neuberger Berman ETF Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant.

Title of Securities Being Registered:
Shares of Neuberger Berman Equity Income Plus ETF

NEUBERGER BERMAN ETF TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 30 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.
Cover Sheet
Contents of Post-Effective Amendment No. 30 on Form N-1A
Part A - The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on December 27, 2024 (0000898432-24-001049) (“PEA 27”).
Part B - The Statement of Additional Information of the Fund is incorporated by reference to PEA 27.
Part C – Other Information of the Fund is incorporated by reference to PEA 27.
Signature Page
This registration statement does not affect the registration of any series of the Registrant not included herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 11th day of March, 2025.

NEUBERGER BERMAN ETF TRUST

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

 Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 30 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	March 11, 2025
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 11, 2025
John M. McGovern
/s/ Michael J. Cosgrove	Trustee	March 11, 2025
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	March 11, 2025
Marc Gary*
/s/ Martha C. Goss	Trustee	March 11, 2025
Martha C. Goss*
/s/ Ami Kaplan	Trustee	March 11, 2025
Ami Kaplan*
/s/ Michael M. Knetter	Trustee	March 11, 2025
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	March 11, 2025
Deborah C. McLean*
/s/ Paul M. Nakasone	Trustee	March 11, 2025
Paul M. Nakasone*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 11, 2025
Tom D. Seip*
/s/ Franklyn E. Smith	Trustee	March 11, 2025
Franklyn E. Smith*
*Signatures affixed by Franklin H. Na on March 11, 2025, pursuant to powers of attorney filed with the Registrant’s Registration Statement on Form N-1A on March 30, 2022, Post‑Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A on August 2, 2023, and Post‑Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A on September 27, 2024 (File Nos. 333-261613 and 811-23761).